9. Trade receivables (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Trade Receivables
Revenue recognized from service agreement	R$ 1,336,908
Payment to settle administrative costs and terminate the services provided by SEMASA	70,000
Sanitation initiatives	90,000
Service transfer intangible assets	160,000
Non-recurring fair value for the transaction with Santo André	R$ 1,336,908